SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 12,511	¥ 12,251	¥ 13,373
Restricted Stock [Member] | Research and Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	2,013	(545)	654
Restricted Stock [Member] | General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	2,529	1,828	10,868
Restricted Stock [Member] | Selling and Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	7,969	10,968	1,851
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	682	2,053	8,865
Share-Based Payment Arrangement, Option [Member] | Research and Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses		55	1,006
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	681	1,653	1,788
Share-Based Payment Arrangement, Option [Member] | Selling and Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1	345	6,068
Share-Based Payment Arrangement, Option [Member] | Cost Of Revenues [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses			¥ 3